SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of segments abstract [Abstract]
Disclosure of operating segments [text block]
The following is an analysis of the Group’s revenue, results and additions and impairments to non-current assets by segment:

2021	Drybulk carrier business		Other	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	157,707	292,179	5,372	455,258	-	455,258	-	455,258
Ship sale revenue	-	-	-	-	-	-	-	-
Other	503	78	-	581	-	581	-	581
Total revenue	158,210	292,257	5,372	455,839	-	455,839	-	455,839

Voyage expenses	(27,235)	(69,600)	(129)	(96,964)	-	(96,964)	-	(96,964)
Vessel operating costs	(31,043)	(15,811)	2,896	(43,958)	-	(43,958)	-	(43,958)
Charter hire costs	(11,755)	(63,626)	-	(73,381)	-	(73,381)	-	(75,381)
Depreciation of ships, drydocking and plant and equipment– owned assets	(13,724)	(10,474)	(1,668)	(25,866)	-	(25,866)	-	(25,866)
Depreciation of ships and ship equipment – right-of-use assets	(17)	(34,881)	-	(34,898)	-	(34,898)	-	(34,898)
Cost of ship sale	-	-	-	-	-	-	-	-
Other	(457)	(1,419)	1	(1,875)	-	(1,875)	-	(1,875)
Costs of sales	(84,231)	(195,811)	1,100	(278,942)	-	(278,942)	-	(278,942)

Gross profit	73,979	96,446	6,472	176,897	-	176,897	-	176,897

Operating (loss) profit	65,612	78,777	3,616	148,005	(3,379)	144,626	31	144,657
Interest income	7	11	163	181	20	201	-	201
Interest expense	(4,873)	(6,376)	(1,049)	(12,298)	-	(12,298)	-	(12,298)
Share of losses of joint ventures	-	-	-	-	-	-	(31)	(31)
Taxation	3	11	104	118	-	118	-	118
Profit (loss) for the year from continuing operations	60,749	72,423	2,834	136,006	(3,359)	132,647	-	132,647

(Reversal of ) impairment loss on owned ships	(3,557)	-	-	(3,557)	-	(3,557)	-	(3,557)
(Reversal of ) impairment loss on right-of-use assets	-	(1,046)	-	(1,046)	-	(1,046)	-	(1,046)
Impairment loss on disposal group	-	-	-	2,551	-	2,551	-	2,551
Impairment of goodwill and intangibles	94	871	-	965	-	965	-	965
Capital expenditure	5,947	26,423	1,134	33,504	-	33,504	-	33,504

2020	Drybulk carrier business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	74,641	124,352	5,463	204,456	-	204,456	(478)	203,978
Ship sale revenue	9,181	-	-	9,181	-	9,181	(4,003)	5,178
Other	697	320	217	1,234	-	1,234	292	1,526
Total revenue	84,519	124,672	5,680	214,871	-	214,871	(4,189)	210,682

Voyage expenses	(30,995)	(48,547)	(208)	(79,750)	-	(79,750)	(2,090)	(81,840)
Vessel operating costs	(28,417)	(13,640)	2,255	(39,802)	-	(39,802)	1,834	(37,968)
Charter hire costs	(8,827)	(25,542)	-	(34,369)	-	(34,369)	-	(34,369)
Depreciation of ships, drydocking and plant and equipment– owned assets	(12,235)	(9,087)	(1,889)	(23,211)	-	(23,211)	1,208	(22,003)
Depreciation of ships and ship equipment – right-of-use assets	(89)	(24,597)	-	(24,686)	-	(24,686)	12	(24,674)
Cost of ship sale	(9,351)	-	-	(9,351)	-	(9,351)	3,976	(5,375)
Other	(539)	129	(2)	(412)	-	(412)	14	(398)
Costs of sales	(90,453)	(121,284)	156	(211,581)	-	(211,581)	4,954	(206,627)

Gross (loss) profit	(5,934)	3,388	5,836	3,290	-	3,290	765	4,055

Operating (loss) profit	(16,346)	(3,181)	2,125	(17,402)	(2,109)	(19,511)	1,838	(17,673)
Interest income	90	96	222	408	-	408	59	467
Interest expense	(6,414)	(8,542)	(679)	(15,635)	(50)	(15,685)	579	(15,106)
Share of losses of joint ventures	-	-	-	-	-	-	(2,476)	(2,476)
Taxation	(244)	(278)	333	(189)	-	(189)	-	(189)
(Loss) profit for the year from continuing operations	(22,914)	(11,905)	2,001	(32,818)	(2,159)	(34,977)	-	(34,977)

Impairment loss on owned ships	6,160	-	-	17,294	-	17,294	(1,012)	16,282
Impairment loss on disposal group	-	-	-	576	-	576	-	576
Acquisition of subsidiary (Note 39.1)	33,078	54,096	-	87,174	-	87,174	156,709	243,883
Capital expenditure	6,874	1,671	66	8,611	-	8,611	479	9,090

2019	Drybulk carrier business		Others	Total	Unallocated	Total	Adjustments	Total
	Handysize	Supramax
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Vessel revenue	102,805	153,937	5,182	261,924	-	261,924	(2,720)	259,204
Ship sale revenue	8,067	-	-	8,067	-	8,067	-	8,067
Other	1,360	1,218	1,058	3,636	-	3,636	1,385	5,021
Total revenue	112,232	155,155	6,240	273,627	-	273,627	(1,335)	272,292

Voyage expenses	(53,449)	(74,286)	(22)	(127,757)	-	(127,757)	(13,688)	(141,445)
Vessel operating costs	(23,632)	(4,436)	1,471	(26,597)	-	(26,597)	7,079	(19,518)
Charter hire costs	(15,162)	(41,393)	-	(56,555)	-	(56,555)	468	(56,087)
Depreciation of ships, drydocking and plant and equipment– owned assets	(10,585)	(3,596)	(2,269)	(16,450)	-	(16,450)	5,715	(10,735)
Depreciation of ships and ship equipment – right-of-use assets	(114)	(24,945)	-	(25,059)	-	(25,059)	55	(25,004)
Cost of ship sale	(8,280)	-	-	(8,280)	-	(8,280)	-	(8,280)
Other	(232)	(15)	(2)	(249)	-	(249)	10	(239)
Costs of sales	(111,454)	(148,671)	(822)	(260,947)	-	(260,947)	(361)	(261,308)

Gross profit	778	6,484	5,418	12,680	-	12,680	(1,696)	10,984

Operating (loss) profit	(11,354)	(4,910)	375	(15,889)	(2,255)	(18,144)	(1,298)	(19,442)
Interest income	659	666	458	1,783	-	1,783	99	1,882
Interest expense	(4,850)	(5,257)	(1,017)	(11,124)	-	(11,124)	3,072	(8,052)
Share of losses of joint ventures	-	-	-	-	-	-	(1,873)	(1,873)
Taxation	(95)	(99)	594	400	-	400	-	400
(Loss) profit for the year from continuing operations	(15,640)	(9,600)	410	(24,830)	(2,255)	(27,085)	-	(27,085)

Impairment loss on owned ships	2,905	-	-	16,995	-	16,995	-	16,995
Impairment loss on goodwill and intangibles	-	-	-	3,179	-	3,179	-	3,179
Impairment loss on right-of-use assets	-	2,250	-	2,250	-	2,250	-	2,250
Capital expenditure	3,065	50,008	88	107,766	-	107,766	(1,565)	106,201